Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net realized and unrealized appreciation in fair value of Plan investments	$ 230,224,408
Dividend, interest and other income	29,617,464
Total investment income	259,841,872
Contributions:
Participants	72,209,955
Employer, net of forfeitures	19,525,476
Participant rollovers	9,911,785
Total contributions	101,647,216
Total additions	361,489,088
Deductions from net assets attributed to:
Benefits paid to participants	(174,847,104)
Administrative expenses	(667,704)
Total deductions	(175,514,808)
Net increase	185,974,280
Net assets available for benefits—beginning of year	1,573,567,743
Net assets available for benefits—end of year	$ 1,759,542,023